Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Tesla Finance LLC (the “Sponsor”)	30 September 2024
TALT Holdings, LLC (the “Depositor”)
3500 Deer Creek Road
Palo Alto, California 94304

Re: Tesla Auto Lease Trust 2024-B (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Depositor, SG Americas Securities, LLC, Santander US Capital Markets LLC, Wells Fargo Securities, LLC, Citigroup Global Markets Inc. and HSBC Securities (USA) Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of automobile lease agreements (the “Leases”) and the corresponding leased vehicles relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:

a.

An electronic data file labeled “TALT 2024-B_Pool Selection_vF.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 July 2024 (the “Preliminary Statistical Calculation Date”) relating to a pool of automobile lease agreements (the “Preliminary Leases”) and the corresponding leased vehicles that are expected to be representative of the Leases and the corresponding leased vehicles,

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.

The motor vehicle lease agreement, lease agreement, lease, vehicle lease extension and/or vehicle lease assignment and assumption agreement, lease agreement consumer paper or other related documents (collectively and as applicable, the “Contract”) and

ii.

Certain printed screen shots from the Sponsor’s lease servicing system (the “System Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease (as defined in Attachment A),

c.

Information, assumptions and methodologies (collectively, the “Account Number Methodology”) that the Sponsor, on behalf of the Depositor, indicated relate to the comparison of the account number Sample Characteristic (as defined herein),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Initial Preliminary Data File, Source Documents, Account Number Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Initial Preliminary Data File, Source Documents, Account Number Methodology or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Leases or Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP 30 September 2024

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Lease on the Initial Preliminary Data File with the corresponding adjusted capitalized cost (the “Adjusted Capitalized Cost”), which the Sponsor, on behalf of the Depositor, instructed us to calculate as the difference between the:

a.	Gross capitalized cost (GROSS_CAPITALIZED_COST) and

b.	Down payment (DOWN_PAYMENT),

both as shown on the Initial Preliminary Data File.

The Initial Preliminary Data File, as adjusted, is herenafter referred to as the “Preliminary Data File.”

2.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Leases from the Preliminary Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

3.	For each Sample Lease, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

b.

Observed that the corresponding Contract contained a signature in the lessee signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Contract.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Account number	Account Number	Contract and System Screen Shots	i.

Vehicle model year	Vehicle Model Year	Contract

Vehicle make	Vehicle Make and Model	Contract	ii.

Vehicle model	Vehicle Make and Model	Contract	iii.

Vehicle age classification (new/used)	New/Used	Contract

Contractual total monthly payment amount	Contractual Total Monthly Payment Amount	Contract	iv.

Original term to maturity	Original Term	Contract

Adjusted capitalized cost	Adjusted Capitalized Cost	Contract

Residual value	Contractual Residual Amount	Contract	iv.

Manufacturer’s suggested retail price	Vehicle MSRP	System Screen Shots

Lease rate (money factor)	Buy Rate (APR)	(a) Contract and recalculation or (b) System Screen Shots	v.

VIN	VIN	Contract

Maturity date	Current Maturity Date	Contract or System Screen Shots	vi., vii.

Remaining term to maturity	Remaining Term	Recalculation	viii.

FICO score	FICO Score	System Screen Shots	ix.

Customer state	Customer State	Contract

Original first payment date	First Payment Due Date	Contract or System Screen Shots	vii., x., xi.

Notes:

i.	For identification purposes only. For the purpose of this identification procedure, the Sponsor, on behalf of the Depositor, instructed us to use the Account Number Methodology.

Exhibit 1 to Attachment A

Notes: (continued)

ii.

For the purpose of comparing the vehicle make Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a vehicle make value containing the word “Tesla,” as shown on the Preliminary Data File, if the corresponding vehicle make value was “Tesla,” as shown in the Contract.

iii.

For the purpose of comparing the vehicle model Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore the word “Tesla” in the vehicle model value, as shown on the Preliminary Data File.

iv.	For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

v.

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease Number 85), the Sponsor, on behalf of the Depositor, instructed us to recalculate the lease rate (money factor) by:

a.	Dividing the rent charge by the original term to maturity, both as shown in the Contract (the “Recalculated Monthly Rent Charge”),

b.	Dividing the Recalculated Monthly Rent Charge by the sum of the adjusted capitalized cost and residual value, both as shown in the Contract,

c.	Multiplying the result obtained in b. by 2,400 and

d.	Dividing the result obtained in c. by 100,

subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease Number 85), the Sponsor, on behalf of the Depositor, instructed us to round the lease rate (money factor), as shown on the Preliminary Data File, to the fifth decimal place (XX.XXXXX).

For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease Number 85, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of 0.01% or less.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the current maturity date Sample Characteristic for each Sample Lease (except for Sample Lease Number 115), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the current maturity date Sample Characteristic for Sample Lease Number 115, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

vii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one day (and in accordance with any other applicable note(s)).

viii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:

a.	Calculating the fraction representing the number of whole days between the:

(1)	Maturity date, as shown on the Preliminary Data File, and

(2)	Preliminary Statistical Calculation Date

using the YEARFRAC function in Microsoft Excel and

b.	Multiplying the result obtained in a. above by 12.

ix.	The Sponsor, on behalf of the Depositor, instructed us not to compare the FICO score Sample Characteristic for any Sample Lease with a FICO score value of “0,” as shown on the Preliminary Data File.

x.

For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease (except for Sample Lease Number 115), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the original first payment date Sample Characteristic for Sample Lease Number 115, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

xi.

For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original first payment date value, as shown on the Preliminary Data File, is the 1st of the month following an original first payment date value that falls on the 29th, 30th or 31st day of the month, as shown in the Contract (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.